SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Tables [Abstract]
Segment Reporting Tables [Text Block]

			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2010	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,368,231	621,918	472,177	54,066	461,836	1,053,634	116,095	4,147,957
Net fee and commission income / (loss)	127,788	77,841	37,556	8,054	102,260	262,723	(6,297)	609,925
Other	(25,223)	(73,770)	(205,549)	101,146	28,456	47,939	8,595	(118,406)
Total operating income / (loss)	1,470,796	625,989	304,184	163,266	592,552	1,364,296	118,393	4,639,476
Direct costs	(683,711)	(53,058)	(77,823)	(159,653)	(300,583)	(659,239)	(160,099)	(2,094,166)
Allocated costs and provisions	(1,155,003)	(259,477)	(60,472)	(37,603)	(209,568)	(144,586)	(42,569)	(1,909,278)
Share of profit of associates	-	-	310	903	1,055	289	(959)	1,598
Profit / (loss) before tax	(367,918)	313,454	166,199	(33,087)	83,456	560,760	(85,234)	637,630

Segment assets as at December 31, 2010
Segment assets	30,079,448	18,957,278	29,793,880	3,052,124	10,506,104	20,619,183	7,129,220	120,137,237
Tax assets								607,368
Total assets								120,744,605

Other Segment items
Depreciation, amortization(1)	19,746	1,291	5,968	9,698	35,483	53,633	101,441	227,260
Credit provisions and other impairment charges	796,593	204,037	39,865	36,987	209,528	144,586	18,731	1,450,327
Non- current assets additions	8,730	13,254	4,093	5,137	52,360	67,704	105,934	257,212

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2011	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	1,203,449	775,789	371,353	62,831	387,197	903,357	138,832	3,842,808
Net fee and commission income / (loss)	101,398	81,691	(106,766)	6,935	94,218	313,622	2,751	493,849
Other	(25,192)	(61,766)	8,674	178,720	5,824	35,646	(106,603)	35,303
Total operating income / (loss)	1,279,655	795,714	273,261	248,486	487,239	1,252,625	34,980	4,371,960
Direct costs	(687,823)	(52,153)	(65,095)	(135,460)	(293,350)	(656,414)	(249,029)	(2,139,324)
Allocated costs and provisions	(1,514,674)	(2,151,714)	(10,723,025)	(633,054)	(202,164)	(147,058)	(282,246)	(15,653,935)
Share of profit of equity method investments	-	-	(2,592)	1,051	1,193	94	1,433	1,179
Profit / (loss) before tax	(922,842)	(1,408,153)	(10,517,451)	(518,977)	(7,082)	449,247	(494,862)	(13,420,120)

Segment assets as at December 31, 2011
Segment assets	27,368,430	16,195,725	24,903,725	2,041,287	9,856,192	20,671,864	4,280,798	105,318,021
Deferred tax assets and Current income tax advance								1,551,968
Total assets								106,869,989

Other Segment items
Depreciation & amortization(1)	18,759	1,688	4,848	8,895	36,261	54,593	101,187	226,231
Credit provisions and other impairment charges	1,180,171	2,101,421	10,702,049	631,329	200,322	147,058	259,932	15,222,282
Non- current assets additions	5,517	10,805	35,736	3,112	18,872	80,175	66,134	220,351

(1)	Includes depreciation and amortization on investment property, property & equipment, software & other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Breakdown by business segment
			Global	Insurance	International		Other	Group
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
December 31, 2012	Banking	Banking	Management			Operations
	(EUR in thousands)

Net interest income	940,494	745,498	(105,932)	70,827	311,774	1,265,436	137,047	3,365,144
Net fee and commission income / (loss)	87,801	85,000	(177,483)	6,394	90,402	400,471	2,259	494,844
Other	(8,634)	(49,142)	(468,678)	156,237	16,482	168,076	(147,021)	(332,680)
Total operating income / (loss)	1,019,661	781,356	(752,093)	233,458	418,658	1,833,983	(7,715)	3,527,308
Direct costs	(614,871)	(51,494)	(59,208)	(118,543)	(272,576)	(749,134)	(29,097)	(1,894,923)
Allocated costs and provisions	(1,736,085)	(654,232)	(246,512)	(31,143)	(258,286)	(285,596)	(408,698)	(3,620,552)
Share of profit of equity method investments	-	-	105	92	275	2,131	(373)	2,230
Profit / (loss) before tax	(1,331,295)	75,630	(1,057,708)	83,864	(111,929)	801,384	(445,883)	(1,985,937)

Segment assets as at December 31, 2012
Segment assets	25,694,156	14,377,305	19,583,841	3,136,405	9,429,178	24,615,422	6,293,111	103,129,418
Deferred tax assets and Current income tax advance								1,669,355
Total assets								104,798,773

Other Segment items
Depreciation & amortization(1)	12,685	1,693	3,210	8,529	32,435	64,689	107,912	231,153
Credit provisions and other impairment charges	1,435,962	608,400	227,245	29,468	254,686	285,596	311,643	3,153,000
Non- current assets additions	12,305	29,400	5,916	4,562	16,535	95,980	79,112	243,810

(1)	Includes depreciation and amortization on investment property, property and equipment, software and other intangible assets and amortization and write-offs of intangible assets recognized on business combinations.

Reconciliation of Profit before tax per IFRS reported for the segments to Income / (loss) before income tax per US GAAP	2010	2011	2012
	(EUR in thousands)
Profit / (loss) before tax	637,630	(13,420,120)	(1,985,937)
Dividend paid and transactions on financial instruments classified within equity under IFRS	(369)	(39,252)	(17,311)
Hedging of Interest Rate Risk and Net Investment Hedge	(693,471)	(68,125)	(358,974)
Fixed assets measurement difference	8,733	38,322	56,867
Difference in loan interest income recognition	(40,776)	(12,457)	(54,149)
Redeemable non-controlling interests	29,636	15,117	(424)
Foreign exchange differences on AFS debt securities	(78,220)	103,584	2,280
Difference of equity in earnings of investees	1,797	16,074	46,355
Insurance reserves	(67,508)	(307,243)	31,854
Impairment of goodwill	-	(298,241)	(2,018)
Impairment of AFS securities	(23,979)	127,793	19,101
Bond's portfolio classification	-	(187,722)	(126,470)
Other	76,175	(15,864)	39,978
US GAAP restatements	(115,341)	-	-
Income/(loss) before income tax	(265,693)	(14,048,134)	(2,348,848)

Breakdown of total assets, total revenue, income / (loss) before income tax and net income/ (loss) attributable to NBG shareholders by geographical location

	Total assets	Total revenue(1)	Income / (loss) before income tax	Net income / (loss) attributable to NBG shareholders
	(EUR in thousands)
12-month period ended December 31, 2010
Domestic …………………………………………	83,757,213	3,666,315	(896,685)	(863,141)
Turkish operations …………………………………………	20,688,614	2,184,826	553,469	428,496
Other International …………………………………………..	14,286,051	965,518	77,523	79,873
Group …………………………………………….	118,731,878	6,816,659	(265,693)	(354,772)

12-month period ended December 31, 2011
Domestic …………………………………………	71,599,902	(6,399,383)	(14,511,072)	(14,888,328)
Turkish operations …………………………………………	20,685,649	2,305,298	481,218	360,141
Other International …………………………………………..	11,181,684	866,718	(18,280)	(11,481)
Group …………………………………………….	103,467,235	(3,227,367)	(14,048,134)	(14,539,668)

12-month period ended December 31, 2012
Domestic …………………………………………	65,927,496	2,410,240	(2,996,896)	(3,049,673)
Turkish operations …………………………………………	24,616,139	3,004,473	751,719	602,108
Other International …………………………………………..	10,612,308	805,779	(103,671)	(89,926)
Group …………………………………………….	101,155,943	6,220,492	(2,348,848)	(2,537,491)

(1) Total revenue includes OTTI on available for sale securities